Average Annual Total Returns - Federated Hermes Government Income Securities Inc	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	F 1 Year	F 5 Years	F 10 Years	F Return After Taxes on Distributions 1 Year	F Return After Taxes on Distributions 5 Years	F Return After Taxes on Distributions 10 Years	F Return After Taxes on Distributions and Sale of Fund Shares 1 Year	F Return After Taxes on Distributions and Sale of Fund Shares 5 Years	F Return After Taxes on Distributions and Sale of Fund Shares 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	ICE BofAML Current 5-Year US Treasury Index1(reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofAML Current 5-Year US Treasury Index1(reflects no deduction for fees, expenses or taxes) 5 Years		ICE BofAML Current 5-Year US Treasury Index1(reflects no deduction for fees, expenses or taxes) 10 Years		Blended Index2(reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index2(reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index2(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper General U.S. Government Funds Average3 1 Year		Lipper General U.S. Government Funds Average3 5 Years		Lipper General U.S. Government Funds Average3 10 Years
Total	0.70%	1.88%	2.07%	3.67%	2.07%	1.75%	3.32%	2.64%	2.43%	2.61%	1.76%	1.48%	1.96%	1.62%	1.45%	5.51%	2.87%	2.54%	7.20%	[1]	3.13%	[1]	2.88%	[1]	5.50%	[2]	3.34%	[2]	3.11%	[2]	7.43%	[3]	3.25%	[3]	2.95%	[3]

[1]	ICE BofAML 5-Year US Treasury Index is a one-security index comprised of the most recently issued 5-yearU.S. Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 5-year note must be auctioned on or before the third business day before the last business day of the month.
[2]	Blended Index is a blended index comprised of 60% Bloomberg Barclays U.S. Mortgage Backed Securities Index and 40% Bloomberg Barclays U.S. Government Bond Index. The Bloomberg Barclays U.S. Mortgage Backed Securities Index tracks agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The Bloomberg Barclays U.S. Government Bond Index is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.
[3]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into their respective categories indicated. They do not reflect sales charges.